Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 23, 2015
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2015
Prospectus Date	rr_ProspectusDate	Mar. 20, 2015
3Twelve Total Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, acquired fund fees and expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent 12 taxable bond and cash categories using the adviser’s 3TwelveTM Total Bond asset allocation model (the “3Twelve Model”). These 12 categories are: Non-US Treasury Bonds, US Treasury Bonds, Treasury Inflation-Protected Securities (“TIPS”), Non-US Corporate Bonds, Cash, US Investment Grade Corporate Bonds, Emerging Market Bonds, US High Yield Bonds (commonly known as “junk bonds”), Leveraged Loans, Convertibles/Preferred Stocks, Mortgage Backed Securities, and Federal Agency Bonds. The adviser usually does not select individual bonds, but instead selects exchange-traded funds (“ETFs”) or mutual funds (together, “Underlying Funds”) that each invest primarily in securities representing one of the 12 categories of assets selected under the 3Twelve Model. Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund defines bond instruments as the 12 bond categories described above and Underlying Funds that invest primarily in one or more of the categories. This 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

The adviser selects Underlying Funds based on their ability to efficiently track the relevant index for one of the 12 categories of assets. The Portfolio may invest in Underlying Funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. The Portfolio invests in Underlying Funds without restriction as to issuer credit quality (including “high-yield” or “junk bonds,” i.e., those rated Ba1 or lower by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization), capitalization, country or the individual security maturity of the securities held by the Underlying Funds. The Portfolio may also buy Underlying Funds that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts (“ADRs”).

Assets are initially allocated equally using the 3Twelve Model, meaning that each subcategory represents approximately 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 3Twelve Model and also sells a specific Underlying Fund when it believes it can be replaced by an Underlying Fund with lower tracking error, greater liquidity, lower expenses or other features that make it an attractive replacement for an existing Underlying Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in Underlying Funds.

• Convertible Risk: Convertible bonds and preferred stocks are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

• Credit Risk: Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses. Credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Fixed Income Risk: The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign securities denominated in non-U.S. dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

• Interest Rate Risk: The value of fixed income securities decline when interest rates rise.

• Limited History of Operations: The Portfolio is a new mutual fund and has a limited history of operation.

• Management Risk: The adviser’s dependence on the 3Twelve Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual Underlying Funds in which the Portfolio invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by an Underlying Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.

• Small-Cap and Mid-Cap Risk. Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, and the market value of ETF shares may differ from their net asset value. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time.
3Twelve Total Bond Portfolio | 3Twelve Total Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The Portfolio's adviser has contractually agreed to lower its management fee to 0.10% of the Portfolio's average daily net assets, at least until April 30, 2016. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Portfolio's adviser.